Audit and Other Services	12 Months Ended
Dec. 31, 2022
Audit And Other Services [Abstract]
Audit and Other Services
7. AUDIT AND OTHER SERVICES

			Group
	2022	2021	2020
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	11.8	11.2	10.0
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
– Audit of the Santander UK group's subsidiaries	0.7	0.9	1.4
Total audit fees(1)	12.5	12.1	11.4
Non-audit fees:
Audit-related assurance services	0.6	0.8	0.8
Other assurance services	0.3	0.1	0.3
Other non-audit services	—	0.2	—
Total non-audit fees	0.9	1.1	1.1

(1) 2022 audit fees included £0.6m (2021: £1.2m, 2020: £0.8m) which related to the prior year.
Audit-related assurance services mainly comprised services performed in connection with review of the financial information of the Company and reporting to the Company's UK regulators.
Other assurance services mainly comprised services performed in support of various debt issuance programmes.
Of the total non-audit fees, £0.2m (2021: £0.4m, 2020: £0.4m) accords with the definition of 'Audit Fees' per US Securities and Exchange Commission (SEC) guidance, £0.7m (2021: £0.7m, 2020: £0.7m) accords with the definition of 'Audit related fees' per that guidance and £0.0m (2021: £0.0m, 2020: £0.0m) accords with the definition of 'All other fees' per that guidance.
In 2022, the Company’s auditors earned no fees (2021: £27,000, 2020: £24,000 fees) payable by entities outside the Santander UK group for the review of the financial position of corporate and other borrowers.
In 2022, the Company's auditors earned £1.6m (2021: £1.4m, 2020: £1.5m), in relation to incremental work undertaken in support of the audit of Banco Santander SA.